Consolidated Statements of Profit or Loss and Other Comprehensive Income - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Revenue		₪ 219,677	₪ 65,035		₪ 8,926
Cost of revenue before fair value adjustments		123,688	34,649		7,456
Gross income before impact of changes in fair value		95,989	30,386		1,470
Unrealized changes to fair value adjustments of biological assets		6,574	3,202		3,076
Profit from fair value changes realized in the current year		(11,432)	(1,613)		(3,067)
Gross income		91,131	31,975		1,479
Research and development expenses		1,235	1,576		1,710
General and administrative expenses		27,206	8,593	[1]	12,073	[1]
Selling and marketing expenses		23,214	8,440		2,693
Other expenses (income), net		2,971	4,563		(58,962)
Company’s share in the loss of associate					340
Changes in the fair value of financial assets through profit or loss, net		1,868	37,195		(20,996)
Share based payments		6,452	10,008	[1]	68,036	[1]
Operating profit (loss)		28,185	(38,400)		(3,415)
Financing income		130	620		141
Financing expenses		9,581	528		3,292
Financing expenses (income), net		9,451	(92)		3,151
Profit (loss) before taxes on income		18,734	(38,308)		(6,566)
Tax (expense) Income		(11,441)	2,268		673
Total comprehensive profit (loss) for the year		7,293	(36,040)		(5,893)
Attribution of net profit (loss) for the year:
To the Company’s shareholders		4,690	(37,231)	[2]	(5,893)
To non-controlling interests		2,603	(1,191)
Total		₪ 7,293	₪ (36,040)		₪ (5,893)	[2]
Earnings (Loss) per share
Basic earnings (loss)**	[3]	₪ 0.12	₪ (1.42)		₪ (0.25)
diluted earnings (loss)**	[3]	₪ 0.11	₪ (1.42)		₪ (0.25)

[1]	Reclassified
[2]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share
[3]	On April 8, 2021, the Company effectuated a capital consolidation. See note 17A.